Operating costs - Auditor fees (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Principal auditor
Disclosure of operating costs [line items]
Audit of these financial statements	£ 5.2	£ 4.2	£ 3.8
Audit of financial statements of subsidiaries	5.7	6.1	4.4
Audit related assurance services(1)	2.7	2.5	2.6
Total audit fees (Audit fees)	13.6	12.8	10.8
Other assurance services (Audit related fees)(2)	1.2	0.7	0.8
Auditors remuneration, Total	14.8	13.5	11.6
Other than principal auditor
Disclosure of operating costs [line items]
Total audit fees (Audit fees)	£ 0.1	£ 0.1	£ 0.1